Loans Receivable (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Troubled Debt Restructurings
Number of Loans	6	4
Recorded Investment	$ 925,596	$ 662,167
Allowance for Loan Losses Allocated	58,576	185,854
Commercial loans
Troubled Debt Restructurings
Number of Loans	6	4
Recorded Investment	925,596	662,167
Allowance for Loan Losses Allocated	58,576	185,854
Commercial real estate
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	0	0
Consumer loans
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	0	0
Home equity
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	0	0
Residential mortgages
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	$ 0	$ 0